RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
	Dec. 22, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 16, 2022	May 24, 2022	Jan. 28, 2022	Dec. 30, 2021
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note				$ 468,821
Outstanding amount		$ 39,068	$ 0
Aggregate principal amount					$ 1,500,000
2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount				1,000,000
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Expenses incurred		1,341,000	0
Outstanding amount		0	0
Promissory Note - Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note							$ 544,000
Outstanding amount		544,000
Promissory Note - Related Party | 2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount				1,000,000
Promissory Note - Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note				468,821
Borrowed aggregate principal amount				$ 468,821
Outstanding amount		544,000	544,000
Promissory Note - Related Party | Sponsor | 2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount						$ 400,000
Outstanding amount		400,000	0
Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Expenses per month	$ 10,000
Expenses incurred		120,000	120,000
Administrative Services Agreement | Accrued expenses
RELATED PARTY TRANSACTIONS
Expenses incurred		240,000	$ 120,000
Related Party Loans | Sponsor | Maximum
RELATED PARTY TRANSACTIONS
Aggregate principal amount					$ 1,500,000
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant		$ 1,500,000
Price of warrant		$ 1.50